Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Current assets
Cash and cash equivalents	$ 3,908,183	$ 802,328	$ 8,054,190
Restricted cash	75,534	75,214
Accounts receivable, net	1,377,436	528,039	162,427
Inventory, net	1,379,806	1,312,221	524,707
Prepaid expenses and other	1,003,766	310,760	215,558
Prepaid research and development - related party (Note 11)			121,983
Investment in Acerus			1,041,362
Total current assets	7,744,725	3,028,562	10,120,227
Fixed assets, net	560,624	647,254	231,430
Developed technology, net	1,254,309	1,337,333	1,159,736
Customer contracts, net	74,667	77,667	1,353,375
Trade names, net	152,438	164,037	194,472
Natesto asset, net	8,571,710	9,231,072	10,549,797
Goodwill	238,426	238,426	221,000
Patents, net	258,611	271,278	296,611
Long-term portion of prepaid research and development - related party (Note 11)			213,471
Deposits	2,888	2,888	2,888
Total long-term assets	11,113,673	11,969,955	14,222,780
Total assets	18,858,398	14,998,517	24,343,007
Current liabilities
Accounts payable and other	3,414,854	2,220,400	2,322,605
Accrued liabilities	257,631	782,536	1,197,106
Natesto payable			5,379,675
Accrued compensation	837,290	339,704	1,200,930
Deferred rent	4,787	6,673	4,109
Current contingent consideration	286,339	261,155
Total current liabilities	4,800,901	3,610,468	10,104,425
Long-term contingent consideration	7,726,698	7,386,782	3,869,122
Long-term deferred rent		1,451	8,215
Warrant derivative liability	3,300,213		275,992
Total liabilities	15,827,812	10,998,701	14,257,754
Commitments and contingencies (Note 6)
Stockholders' equity
Preferred Stock, par value $.0001; 50,000,000 shares authorized; shares issued and outstanding 1,900 and 0, respectively as of December 31, 2017 and June 30, 2017	1
Common Stock, par value $.0001; 100,000,000 shares authorized; shares issued and outstanding 4,894,638 and 824,831, respectively as of December 31, 2017 and June 30, 2017	489	82	19
Additional paid-in capital	80,017,545	73,069,463	56,646,659
Ampio stock subscription
Accumulated deficit	(76,987,449)	(69,069,729)	(46,561,425)
Total stockholders' equity	3,030,586	3,999,816	10,085,253
Total liabilities and stockholders' equity	$ 18,858,398	$ 14,998,517	$ 24,343,007